Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2019	2018

Net operating loss carry forward (1)	$7,658	$7,407
Net capital loss carry forward (1)	5,427	5,427
Allowances and provisions	129	120
Intangible assets, net	(393)	(372)

	12,821	12,582

Valuation allowance (2)	$(12,821)	$(12,582)

Net deferred tax Liability	$-	$-

(1)	See Note 16b.

(2)	In years 2019 and 2018, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2019 was due to a increase of net capital loss carry forward.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2019	2018	2017

Current	$31	$19	$16
Other	(79)	(60)	-

	$(48)	$(41)	$16

Domestic	$(52)	$(44)	$9
Foreign	4	3	7

	$(48)	$(41)	$16

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2019	2018	2017

Domestic	$(980)	$877	$750
Foreign	19	72	39

	$(961)	$949	$789